Transactions with Related Parties - TMS Bulkers Ltd, TMS Tankers Ltd, TMS DRY Ltd (Details)	6 Months Ended	4 Months Ended		6 Months Ended		4 Months Ended		6 Months Ended				7 Months Ended
	Jun. 30, 2012	Dec. 31, 2010 TMS Bulkers [Member] USD ($)	Dec. 31, 2010 TMS Bulkers [Member] EUR (€)	Jun. 30, 2012 TMS Bulkers [Member] USD ($)	Jun. 30, 2012 TMS Bulkers [Member] EUR (€)	Dec. 31, 2010 TMS Tankers [Member] USD ($)	Dec. 31, 2010 TMS Tankers [Member] EUR (€)	Jun. 30, 2012 TMS Tankers [Member] USD ($)	Jun. 30, 2012 TMS Tankers [Member] EUR (€)	Jun. 30, 2012 Tms Dry [Member] USD ($)	Jun. 30, 2012 Tms Dry [Member] EUR (€)	Jul. 25, 2011 Tms Dry [Member] USD ($)
Management fixed fee per vessel per day		$ 1,899	€ 1,500	$ 1,956	€ 1,545	$ 2,153	€ 1,700	$ 2,217	€ 1,751	$ 1,899	€ 1,500
Annual management fee adjustment maximum				5.00%	5.00%			5.00%	5.00%	5.00%	5.00%
Annual management fee adjustment minimum				3.00%	3.00%			3.00%	3.00%	3.00%	3.00%
Annual management fee adjustment applied				3.00%	3.00%			3.00%	3.00%
Construction supervisory fee				10.00%	10.00%			10.00%	10.00%	10.00%	10.00%
Commissions on charter hire agreements				1.25%	1.25%			1.25%	1.25%	1.25%	1.25%
Commission on purchase or sale price of vessels and rigs				1.00%	1.00%			1.00%	1.00%	1.00%	1.00%
Fees on contract termination												6,600
Extra Superintendents Fee				633	500					633	500
Payments for Commissions												$ 2,400
Management fee extra period	3 months
Termination payment minimum period of fees	36 months
Termination payment maximum period of fees	48 months